SUBSEQUENT EVENTS (Details Narrative) - JPY (¥) ¥ in Millions	Sep. 10, 2025	Aug. 27, 2025	Apr. 30, 2025
IfrsStatementLineItems [Line Items]
Number of shares issued			1,000,000
Potential ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,067,500
Potential ordinary share transactions [member] | Music Circus Co Ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	200
Consideration	¥ 400
Ownership interest percentage	20.00%